Deferred Tax Asset and Income Tax (Expense)/Benefit	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred Tax Asset and Income Tax (Expense)/Benefit [Abstract]
DEFERRED TAX ASSET AND INCOME TAX (EXPENSE)/BENEFIT
9	DEFERRED TAX ASSET AND INCOME TAX (EXPENSE)/BENEFIT

	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Income tax expense/(benefit)
Tax expense/(benefit) recognized in profit or loss
Current income tax
Current financial year	(420,371)	610,581	144,945
Prior financial year	250,233	73,304	17,402

Deferred taxation
Current financial year	—	(932,747)	(221,424)
Prior financial year		397,530	94,369
Total income tax expense/(benefit) recognized in profit or loss	(170,138)	148,668	35,292

British Virgin Islands

The Company is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law.

Malaysia

Founder Energy Sdn. Bhd., Founder Assets Sdn. Bhd. and Founder Solar Solution Sdn. Bhd. are subject to Malaysia Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is calculated at 24% of the estimated assessable profits for the financial year.

The unutilized tax losses can be carried forward for a maximum period of ten consecutive years to offset future taxable income.

Singapore

Founder Energy (Singapore) Pte Ltd is subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The standard corporate income tax rate in Singapore is 17%.

Thailand

Founder Assets (Thailand) Company Limited is subject to Thailand Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Thailand tax laws. The standard corporate income tax rate in Thailand is 20%.

The numerical reconciliations between the tax expense and the product of accounting loss multiplied by the applicable tax rates of the Group are as follows:

	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Net loss before taxes	(1,881,960)	(1,780,930)	(422,771)

Tax at the Malaysian statutory income tax rate of 24%	(451,670)	(427,423)	(101,465)

Tax effects in respect of:
Different tax rates in other countries	(17,072)	554,889	131,724
Deferred tax not recognized on previously unrecognized origination and reversal of temporary differences	—	(740,027)	(175,674)
Adjustment in respect of current income tax of prior years	250,233	73,304	17,402
Adjustment in respect of deferred tax of prior years	—	397,530	94,369
Non-deductible expenses	56,742	410,137	97,361
Non-taxable income	(8,371)	(119,742)	(28,425)
Tax benefit	(170,138)	148,668	35,292

The deferred tax assets are made up of the following:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
At beginning of year/period	74,000	74,000	17,566
Recognised in profit or loss	—	535,217	127,055
At end of year/period	74,000	609,217	144,621

Presented after appropriate offsetting as follows:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD

Deferred tax asset	74,000	609,217	144,621
Deferred tax liability	—	—	—
	74,000	609,217	144,621

The deferred tax asset as at the end of the reporting period are made up of the temporary differences arising from:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Deferred tax asset
Plant and equipment	—	181,284	43,035
Provisions and others	707,852	2,041,958	484,738
Other temporary differences	—	479,842	113,909

Deferred tax liability
Plant and equipment	(295,010)	(164,679)	(39,093)
Other temporary differences	(104,509)	—	—
Presented after appropriate offsetting	308,333	2,538,405	602,589

At 24%	74,000	609,217	144,621

19	INCOME TAX (EXPENSE)/BENEFIT

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Tx expenses/(benefits) recognized in profit or loss
Current income tax
Current financial year	1,247,733	2,795,394	(500,444)	(111,818)

Deferred taxation
Current financial year	—	(149,315)	—	—
Total income tax expenses/(benefits) recognized in profit or loss	1,247,733	2,646,079	(500,444)	(111,818)

British Virgin Islands

The Company is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law.

Malaysia

Founder Energy Sdn. Bhd. and Founder Assets Sdn. Bhd. are subject to Malaysia Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is calculated at 24% of the estimated assessable profits for the financial year.

The unutilized tax losses can be carried forward for a maximum period of ten consecutive years to offset future taxable income.

Singapore

Founder Energy (Singapore) Pte Ltd is subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The standard corporate income tax rate in Singapore is 17%.

The numerical reconciliations between the tax expense and the product of accounting (loss)/profit multiplied by the applicable tax rates of the Group are as follows:

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Net income/(loss) before taxes	5,191,239	9,793,147	(5,650,449)	(1,262,529)

Tax at the Malaysian statutory tax rate of 24%	1,245,898	2,350,355	(1,356,108)	(303,007)

Tax effects in respect of:
Different tax rate in other country	(1,685)	9,214	410,650	91,755
Deferred tax assets not recognized and, origination and reversal of temporary differences	—	—	428,883	95,829
Non-deductible expenses	145,456	299,729	86,008	19,217
Non-taxable income	(141,936)	(13,219)	(69,877)	(15,612)
Tax expenses/(benefits)	1,247,733	2,646,079	(500,444)	(111,818)

The Group has unutilized tax losses of RM 1,781,621 (USD 398,083), Nil and Nil and unabsorbed capital allowances of RM 5,393 (USD 1,205), Nil and Nil as of December 31, 2024, 2023 and 2022 available for offset against future taxable profits, respectively. As of December 31, 2024, the unutilized tax losses mainly can be carried forward up to 10 years. No deferred tax asset has been recognized in respect of the following significant net tax benefits due to the unpredictability of future profit streams.

The deferred tax assets are made up of the following:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD

At beginning of year	(75,315)	74,000	16,534
Recognised in profit or loss	149,315	—	—
At end of year	74,000	74,000	16,534

Presented after appropriate offsetting as follows:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD

Deferred tax assets	149,315	74,000	16,534
Deferred tax liabilities	(75,315)	-	-
	74,000	74,000	16,534

The deferred tax assets as at the end of the reporting period are made up of the temporary differences arising from:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Deferred tax assets
Provisions and others	707,852	707,852	158,162

Deferred tax liabilities
Plant and equipment	(295,010)	(295,010)	(65,917)
Other temporary differences	(104,509)	(104,509)	(23,351)
Presented after appropriate offsetting	308,333	308,333	68,894

At 24%	74,000	74,000	16,534